Dana Large Cap Equity Fund
Schedule of Investments
July 31, 2022 - (Unaudited)
COMMON STOCKS — 98.80% Shares Fair Value
Communications — 8.31%
Alphabet, Inc., Class A
(a)
33,200 $ 3,861,824
AT&T, Inc. 1,000 18,780
Comcast Corp., Class A 49,000 1,838,480
Interpublic Group of Cos., Inc. 70,000 2,090,900
Verizon Communications, Inc. 36,000 1,662,840
9,472,824
Consumer Discretionary — 11.13%
Amazon.com, Inc.
(a)
28,000 3,778,600
Best Buy Co., Inc. 9,000 692,910
D.R. Horton, Inc. 28,000 2,184,840
Home Depot, Inc. (The) 5,700 1,715,358
Newell Brands, Inc. 88,000 1,778,480
Tapestry, Inc. 51,000 1,715,130
Vail Resorts, Inc. 3,500 829,955
12,695,273
Consumer Staples — 6.61%
Keurig Dr Pepper, Inc. 12,000 464,880
Kimberly-Clark Corp. 11,000 1,449,690
Mondelez International, Inc., Class A 35,000 2,241,400
PepsiCo, Inc. 8,000 1,399,680
Walmart, Inc. 15,000 1,980,750
7,536,400
Energy — 4.28%
Chevron Corp. 500 81,890
ConocoPhillips 15,000 1,461,450
Exxon Mobil Corp. 1,000 96,930
Ovintiv, Inc. 17,000 868,530
Pioneer Natural Resources Co. 8,000 1,895,600
Williams Cos., Inc. (The) 14,000 477,260
4,881,660
Financials — 10.43%
Allstate Corp. (The) 16,200 1,894,914
American Express Co. 12,800 1,971,456
Bank of America Corp. 60,000 2,028,600
Bank of New York Mellon Corp. (The) 46,000 1,999,160
JPMorgan Chase & Co. 16,500 1,903,440
Morgan Stanley 24,800 2,090,640
11,888,210
Health Care — 13.91%
Abbott Laboratories 18,600 2,024,424
AbbVie, Inc. 16,000 2,296,160
Avantor, Inc.
(a)
63,000 1,828,260
CVS Health Corp. 27,000 2,583,360
Horizon Therapeutics PLC
(a)
21,400 1,775,558
Merck & Co., Inc. 29,000 2,590,860

Dana Large Cap Equity Fund
Schedule of Investments (continued)
July 31, 2022 - (Unaudited)
COMMON STOCKS — 98.80% - (continued) Shares Fair Value
Health Care — 13.91% - (continued)
UnitedHealth Group, Inc. 5,100 $ 2,765,934
15,864,556
Industrials — 9.83%
Boeing Co. (The)
(a)
200 31,862
Deere & Co. 5,000 1,715,900
Dover Corp. 12,000 1,604,160
Norfolk Southern Corp. 7,800 1,959,126
Parker-Hannifin Corp. 6,800 1,965,812
Raytheon Technologies Corp. 17,000 1,584,570
TE Connectivity Ltd. 17,600 2,353,648
11,215,078
Materials — 2.70%
Avery Dennison Corp. 7,900 1,504,634
Nucor Corp. 11,600 1,575,280
3,079,914
Real Estate — 2.87%
American Tower Corp., Class A 2,400 649,992
Gaming and Leisure Properties, Inc. 28,000 1,455,720
Iron Mountain, Inc. 24,000 1,163,760
3,269,472
Technology — 25.66%
Adobe, Inc.
(a)
4,800 1,968,576
Advanced Micro Devices, Inc.
(a)
8,400 793,548
Analog Devices, Inc. 14,000 2,407,440
Apple, Inc. 28,000 4,550,280
CDW Corp. 13,400 2,432,502
Cisco Systems, Inc. 45,000 2,041,650
Cognizant Technology Solutions Corp., Class A 30,400 2,065,984
Fidelity National Information Services, Inc. 23,000 2,349,680
Lam Research Corp. 4,500 2,252,295
Microsoft Corp. 15,000 4,211,100
Visa, Inc., Class A 10,800 2,290,788
Zebra Technologies Corp., Class A
(a)
5,300 1,895,757
29,259,600
Utilities — 3.07%
Eversource Energy 18,600 1,640,892
NextEra Energy, Inc. 22,000 1,858,780
3,499,672
Total Common Stocks (Cost $87,847,737) 112,662,659
MONEY MARKET FUNDS — 1.22%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 1.68%
(b)
1,394,418 1,394,418
Total Money Market Funds (Cost $1,394,418) 1,394,418

Dana Large Cap Equity Fund
Schedule of Investments (continued)
July 31, 2022 - (Unaudited)
Total Investments — 100.02% (Cost $89,242,155) $ 114,057,077
Liabilities in Excess of Other Assets — (0.02)% (23,473)
NET ASSETS — 100.00% $ 114,033,604
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2022.

Dana Epiphany ESG Small Cap Equity Fund
Schedule of Investments
July 31, 2022 - (Unaudited)
COMMON STOCKS — 99.51% Shares Fair Value
Communications — 1.19%
TechTarget, Inc.
(a)
2,583 $ 168,386
Consumer Discretionary — 10.34%
Bloomin' Brands, Inc. 11,714 238,848
Boot Barn Holdings, Inc.
(a)
3,038 189,267
Deckers Outdoor Corp.
(a)
869 272,179
Group 1 Automotive, Inc. 1,334 236,012
Malibu Boats, Inc., Class A
(a)
4,633 289,331
Masonite International Corp.
(a)
2,596 236,314
1,461,951
Consumer Staples — 3.62%
e.l.f. Beauty, Inc.
(a)
9,464 317,328
Simply Good Foods Co. (The)
(a)
5,962 194,480
511,808
Energy — 3.69%
Chord Energy Corp. 1,857 238,142
Ovintiv, Inc. 5,557 283,907
522,049
Financials — 14.68%
Evercore, Inc., Class A 2,540 253,924
Hanover Insurance Group, Inc. 1,692 230,907
Metropolitan Bank Holding Corp.
(a)
3,458 239,916
Pinnacle Financial Partners, Inc. 3,478 275,110
Stifel Financial Corp. 4,441 265,616
Synovus Financial Corp. 6,955 280,842
Veritex Holdings, Inc. 8,457 261,660
Wintrust Financial Corp. 3,091 265,950
2,073,925
Health Care — 14.24%
Aurinia Pharmaceuticals, Inc.
(a)
7,712 63,084
Axsome Therapeutics, Inc.
(a)
3,310 127,733
Blueprint Medicines Corp.
(a)
2,622 133,879
CONMED Corp. 2,537 247,687
Cytokinetics, Inc.
(a)
2,136 90,417
Denali Therapeutics, Inc.
(a)
2,901 98,692
Ensign Group, Inc. (The) 3,503 279,154
Envista Holdings Corp.
(a)
6,504 264,388
Global Blood Therapeutics, Inc.
(a)
2,437 79,739

Dana Epiphany ESG Small Cap Equity Fund
Schedule of Investments (continued)
July 31, 2022 - (Unaudited)
COMMON STOCKS — 99.51% - (continued) Shares Fair Value
Health Care — 14.24% - (continued)
Horizon Therapeutics PLC
(a)
3,209 $ 266,250
ShockWave Medical, Inc.
(a)
1,368 288,552
Travere Therapeutics, Inc.
(a)
3,077 72,433
2,012,008
Industrials — 16.16%
Atkore, Inc.
(a)
2,555 253,635
Cactus, Inc., Class A 7,068 293,958
Clean Harbors, Inc.
(a)
2,524 246,317
Hub Group, Inc., Class A
(a)
3,426 261,746
John Bean Technologies Corp. 1,950 219,005
MasTec, Inc.
(a)
2,977 234,975
Regal-Beloit Corp. 1,850 248,455
TopBuild Corp.
(a)
1,401 296,620
Zurn Water Solutions Corp. 7,889 228,387
2,283,098
Materials — 6.13%
Advanced Drainage Systems, Inc. 2,363 280,251
Avient Corp. 4,533 195,599
Element Solutions, Inc. 9,655 190,783
Summit Materials, Inc., Class A
(a)
7,241 199,200
865,833
Real Estate — 10.43%
Agree Realty Corp. 3,583 285,171
Global Medical REIT, Inc. 17,456 212,614
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 6,806 245,629
Radius Global Infrastructure, Inc., Class A
(a)
12,429 189,915
Spirit Realty Capital, Inc. 6,234 276,416
STAG Industrial, Inc. 8,076 264,731
1,474,476
Technology — 15.61%
Axcelis Technologies, Inc.
(a)
4,117 289,549
i3 Verticals, Inc., Class A
(a)
9,252 251,007
Kulicke & Soffa Industries, Inc. 5,212 250,801
Omnicell, Inc.
(a)
2,215 243,916
Perficient, Inc.
(a)
2,366 249,660
Rapid7, Inc.
(a)
3,323 212,572
Sailpoint Technologies Holdings, Inc.
(a)
3,556 226,766

Dana Epiphany ESG Small Cap Equity Fund
Schedule of Investments (continued)
July 31, 2022 - (Unaudited)
REIT – Real Estate Investment Trust
COMMON STOCKS — 99.51% - (continued) Shares Fair Value
Technology — 15.61% - (continued)
Semtech Corp.
(a)
3,852 $ 240,095
Ultra Clean Holdings, Inc.
(a)
7,211 242,290
2,206,656
Utilities — 3.42%
Chesapeake Utilities Corp. 1,785 244,777
Clearway Energy, Inc., Class C 6,348 238,304
483,081
Total Common Stocks (Cost $13,829,460) 14,063,271
MONEY MARKET FUNDS — 0.56%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 1.68%
(b)
78,874 78,874
Total Money Market Funds (Cost $78,874) 78,874
Total Investments — 100.07% (Cost $13,908,334) 14,142,145
Liabilities in Excess of Other Assets — (0.07)% (10,163)
NET ASSETS — 100.00% $ 14,131,982
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2022.

Dana Epiphany ESG Equity Fund
Schedule of Investments
July 31, 2022 - (Unaudited)
COMMON STOCKS — 98.60% Shares Fair Value
Communications — 8.14%
Alphabet, Inc., Class A
(a)
17,400 $ 2,023,968
Alphabet, Inc., Class C
(a)
4,600 536,544
Comcast Corp., Class A 31,000 1,163,120
Interpublic Group of Cos., Inc. 47,000 1,403,890
Verizon Communications, Inc. 28,000 1,293,320
6,420,842
Consumer Discretionary — 10.83%
Advance Auto Parts, Inc. 7,000 1,355,340
Amazon.com, Inc.
(a)
8,500 1,147,075
Best Buy Co., Inc. 14,000 1,077,860
D.R. Horton, Inc. 17,800 1,388,934
Home Depot, Inc. (The) 2,900 872,726
Tapestry, Inc. 39,000 1,311,570
Tractor Supply Co. 3,400 651,032
Ulta Beauty, Inc.
(a)
1,900 738,929
8,543,466
Consumer Staples — 6.58%
Darling Ingredients, Inc.
(a)
21,400 1,482,592
General Mills, Inc. 22,400 1,675,296
Kimberly-Clark Corp. 6,800 896,172
Mondelez International, Inc., Class A 17,800 1,139,912
5,193,972
Energy — 4.23%
ConocoPhillips 5,000 487,150
Ovintiv, Inc. 10,000 510,900
Pioneer Natural Resources Co. 5,400 1,279,530
Williams Cos., Inc. (The) 31,000 1,056,790
3,334,370
Financials — 8.72%
Allstate Corp. (The) 11,400 1,333,458
American Express Co. 9,200 1,416,984
Bank of New York Mellon Corp. (The) 31,000 1,347,260
Morgan Stanley 16,000 1,348,800
Truist Financial Corp. 28,400 1,433,348
6,879,850
Health Care — 14.29%
Cigna Corp. 6,500 1,789,840

Dana Epiphany ESG Equity Fund
Schedule of Investments (continued)
July 31, 2022 - (Unaudited)
COMMON STOCKS — 98.60% - (continued) Shares Fair Value
Health Care — 14.29% - (continued)
CVS Health Corp. 16,200 $ 1,550,016
Envista Holdings Corp.
(a)
38,000 1,544,700
Horizon Therapeutics PLC
(a)
16,600 1,377,302
IQVIA Holdings, Inc.
(a)
7,200 1,729,944
Syneos Health, Inc.
(a)
21,000 1,661,940
Zoetis, Inc., Class A 8,900 1,624,695
11,278,437
Industrials — 9.80%
Deere & Co. 4,500 1,544,310
Norfolk Southern Corp. 6,100 1,532,137
Regal-Beloit Corp. 11,600 1,557,880
TE Connectivity Ltd. 11,000 1,471,030
W.W. Grainger, Inc. 3,000 1,630,590
7,735,947
Materials — 2.80%
Avery Dennison Corp. 5,900 1,123,714
Nucor Corp. 8,000 1,086,400
2,210,114
Real Estate — 4.38%
American Tower Corp., Class A 2,200 595,826
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 35,000 1,263,150
Iron Mountain, Inc. 23,000 1,115,270
Spirit Realty Capital, Inc. 11,000 487,740
3,461,986
Technology — 25.86%
Accenture PLC, Class A 4,700 1,439,422
Advanced Micro Devices, Inc.
(a)
17,600 1,662,672
Analog Devices, Inc. 9,400 1,616,424
Apple, Inc. 17,400 2,827,674
Cadence Design Systems, Inc.
(a)
8,400 1,563,072
CDW Corp. 8,400 1,524,852
Cisco Systems, Inc. 28,000 1,270,360
Cognizant Technology Solutions Corp., Class A 19,000 1,291,240
Fidelity National Information Services, Inc. 14,000 1,430,240
Lam Research Corp. 3,300 1,651,683
Microsoft Corp. 9,400 2,638,956

Dana Epiphany ESG Equity Fund
Schedule of Investments (continued)
July 31, 2022 - (Unaudited)
COMMON STOCKS — 98.60% - (continued) Shares Fair Value
Technology — 25.86% - (continued)
Visa, Inc., Class A 7,000 $ 1,484,770
20,401,365
Utilities — 2.97%
Avangrid, Inc. 7,400 360,602
Eversource Energy 10,000 882,200
NextEra Energy, Inc. 13,000 1,098,370
2,341,172
Total Common Stocks (Cost $74,008,333) 77,801,521
MONEY MARKET FUNDS — 1.28%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 1.68%
(b)
1,008,889 1,008,889
Total Money Market Funds (Cost $1,008,889) 1,008,889
Total Investments — 99.88% (Cost $75,017,222) 78,810,410
Other Assets in Excess of Liabilities — 0.12% 93,943
NET ASSETS — 100.00% $ 78,904,353
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2022.